Inventories (Tables)	3 Months Ended
Mar. 31, 2022
Inventories [Abstract]
Schedule of inventories
	2022	2021	2020
Raw materials	$723,444	$972,759	$924,313
Work in Progress	351,802	157,024	71,177
Finished goods	658,095	662,529	322,197
Total inventories	$1,733,341	$1,792,312	$1,317,687